Deferred income (Tables)	12 Months Ended
Dec. 31, 2019
Accruals and deferred income [abstract]
Disclosure of information about deferred income [text block]
	As of December 31
in 000€	2019	2018	2017
Deferred maintenance & license	27,667	22,606	18,723
Deferred (project) fees	4,647	4,838	3,765
Deferred government grants	359	338	71
Total	32,672	27,782	22,559
current	27,641	23,195	18,791
non-current	5,031	4,587	3,768